Amounts of Assets Acquired and Liabilities Assumed Recognized (Parenthetical) (Detail) (NetSpend Holdings Inc) In Millions, unless otherwise specified	Jul. 01, 2013
NetSpend Holdings Inc
Business Acquisition [Line Items]
Dissenting shareholder, shares	1.6